Right-of-Use Assets and Lease Liability - Schedule of Operating Lease Cost (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 85,492	$ 84,492	$ 341,966